INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
Income Tax Expense (Benefit) by Jurisdiction
Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Years ended
	2018	2017	2016
Current tax expense (benefit):
Ireland	$—	$—	$—
Luxembourg	44	195	145
Australia	(138)	4,062	1,742
Other	50	43	33
Current tax expense (benefit) — total	(44)	4,300	1,920
Deferred tax expense (benefit):
Ireland	9,865	8,710	(10,812)
Australia	105	(1,743)	1,615
Other	—	65	—
Deferred tax expense (benefit) — total	9,970	7,032	(9,197)
Total income tax expense (benefit)	$9,926	$11,332	$(7,277)

Net Deferred Tax Asset (Liability)
The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):

	December 31, 2018	December 31, 2017
Deferred tax asset:
Net operating loss carry forwards	$177,663	$170,960
Net unrealized losses on derivative instruments	773	390
Basis difference on acquisition of GAAM Australian assets	6,619	7,314
Other	168	55
Valuation allowance	(37,429)	(39,484)
Total deferred tax asset	147,794	139,235
Deferred tax liability:
Excess of tax depreciation over book depreciation	(171,725)	(153,447)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(112)	(412)
Net earnings of non-European Union member subsidiaries	(3,654)	(3,745)
Withholding tax on Australian unrepatriated earnings	(2,054)	(1,800)
Total deferred tax liability	(177,545)	(159,404)
Deferred tax liability, net	$(29,751)	$(20,169)

Reconciliation of Statutory to Effective Tax Rate
The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense or benefit:

	Years ended
	2018	2017	2016
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	(1.4)%	59.9%	(19.8)%
Tax impact of repurchased and resold Notes	0.1%	(0.8)%	1.3%
Foreign tax rate differentials	(2.8)%	(18.4)%	7.8%
True-up of prior year tax provision	—	2.2%	—
Non-taxable gain on debt extinguishment	—	—	0.3%
Non-deductible interest expense, transaction fees and expenses	1.8%	12.2%	(4.8)%
Deductible intra-group interest	—	—	30.9%
Unrealized foreign exchange loss on re-valuation of deferred tax balances	0.1%	0.5%	(8.6)%
Withholding tax	—	13.3%	—
Other	0.1%	(0.1)%	0.4%
Effective tax rate	10.4%	81.3%	20.0%